Net Loss per share - Anti-dilutive Shares Excluded From Computation (Details)	3 Months Ended
Dec. 31, 2021 shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	216,347,957
RSUs
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	2,141,778
Private and public warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	7,141,035
Opco warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	793,352
Opco unvested incentive units
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	4,831,432
Opco common units
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	201,440,360